Properties (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Property, Plant, Equipment

In millions		December 31, 2014			December 31, 2013
	Depreciation		Accumulated			Accumulated
	rate	Cost	depreciation	Net	Cost	depreciation	Net
Properties including capital leases
Track and roadway (1)	2%	$29,995	$7,332	$22,663	$27,833	$7,103	$20,730
Rolling stock	5%	5,552	2,107	3,445	5,193	1,894	3,299
Buildings	2%	1,545	560	985	1,392	521	871
Information technology (2)	11%	1,068	492	576	1,000	455	545
Other	5%	1,549	704	845	1,388	606	782
Total properties including capital leases		$39,709	$11,195	$28,514	$36,806	$10,579	$26,227

(1)	Includes $2,079 million and $1,911 million of land as at December 31, 2014 and December 31, 2013, respectively.

(2)	The Company capitalized $102 million in 2014 and $85 million in 2013 of internally developed software costs pursuant to FASB ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”

Capital Lease Disclosure

Capital leases included in properties
Track and roadway (3)	$417	$63	$354	$417	$58	$359
Rolling stock	808	292	516	982	358	624
Buildings	109	23	86	109	21	88
Other	108	29	79	102	22	80
Total capital leases included in properties	$1,442	$407	$1,035	$1,610	$459	$1,151

(3)	Includes $108 million of right-of-way access in both years.